Marketable Securities and Other Investments (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Nov. 24, 1995	Jun. 01, 2009 KT Common Stock [Member] KT Corporation [Member]	Jan. 20, 2009 KT Common Stock [Member] KT Corporation [Member]	Jun. 01, 2009 Exchangeable Bonds [Member] KT Corporation [Member]	Jan. 20, 2009 Exchangeable Bonds [Member] KT Corporation [Member]	Dec. 14, 2009 KT ADRs [Member] KT Corporation [Member]	Mar. 31, 2009 KT Freetel Co., Ltd. [Member]	Mar. 31, 2009 KT Corporation [Member]
The carrying amounts of long-term investment equity securities accounted for under the cost method, which are included in "Marketable securities and other investments."	¥ 68,325	¥ 76,908
Fair value of investment securities, carrying amount	37,220	44,268
Net income (loss) reclassified out of accumulated other comprehensive income (loss)	(4,511)	(2,005)	(6,531)
Percentage of Common Stock of KT Freetel Co., Ltd., Shares, Outstanding				2.00%						11.00%
Initial acquisition cost of KT Freetel Co., Ltd.										65,602
Proportion of KTF shareholding allocated to exchange for common stock / bond						40.00%		60.00%
Impairment loss on the investment			8,982								26,313
Acquisition of business common stock / bond					15,023		20,821		26,326
Realized gain (loss) from acquiring common stock					(692)				5,477
Realized gain (loss) from acquiring bond							¥ (2,753)